Research and Development Tax Credit	9 Months Ended
Sep. 30, 2018
Research And Development Tax Credit [Abstract]
Research and Development Tax Credit

11. Research and Development Tax Credit

As a company that carries out extensive research and development activities, the Company seeks to benefit from one of two U.K. research and development tax credit cash rebate regimes, the Small and Medium-sized Enterprises R&D Tax Credit Scheme (“SME Scheme”) and the Research and Development Expenditure scheme (“RDEC Scheme”).  Under the SME Scheme, the Company’s principal research subsidiary company, NSL, may be eligible to surrender the trading losses that arise from its research and development activities for a payable tax credit of up to approximately 33.4% of eligible research and development expenditures. Qualifying expenditures largely comprise employment costs for research staff, consumables and certain internal overhead costs incurred as part of research projects for which the Company does not receive income. Subcontracted research expenditures are eligible for a cash rebate of up to approximately 21.7%.

For certain periods where NSL is not eligible for the SME Scheme, NSL may be eligible for the RDEC Scheme, whereby tax relief was given at 11% of allowable research and development costs, and increased to 12% on January 1, 2018.   The RDEC plan is more restrictive with qualifying expenditures mainly comprising of employment costs for research staff.

Based on criteria established by HMRC, management of NSL expects a proportion of expenditures being carried out by NSL in relation to its pipeline research, clinical trials management and manufacturing development activities is likely to be eligible for inclusion within one of these two tax credit cash rebate regimes.

The Company has recorded U.K. research and development tax credit as an offset to research and development expense in the consolidated statements of operations and comprehensive loss of $2.1 million and $1.0 million for the three months ended September 30, 2018 and 2017, respectively, and $5.1 million and $2.4 million for the nine months ended September 30, 2018 and 2017, respectively.